Subsequent Events - Summary of Amounts Received Related to Support Program (Detail) - MXN ($) $ in Thousands	Apr. 11, 2019	Mar. 08, 2019
Subsequent event [member] | Petroleos Mexicanos [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount	$ 5,000,000	$ 10,000,000